Employee Benefit Plan, Fully-Benefit Responsive Investment	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract
NOTE 5 — INVESTMENT CONTRACTS
The Plan entered into benefit-responsive synthetic GICs ( the “Investment Contracts”) for the Interest Income Fund (the “Fund”), with various third parties, i.e., insurance companies and banks.
The Investment Contracts provide for a fixed return on principal over a specified period of time, e.g., a quarterly crediting rate. Third parties issue these Investment Contracts, which are backed by underlying assets owned by the Plan. These types of investment contracts are meant to be fully benefit-responsive. Participants transact at contract value, which represents contributions plus interest earned based on a formula called the “crediting rate.” The crediting rate formula smooths and decreases differences over time between the market value of the covered assets and the contract value. The crediting rate is most impacted by the change in the annual effective yield to maturity of the underlying securities, but is also affected by changes in general level of interest rates, administrative expenses and cash flows into or out of the contract. The difference between the contract value and the market value of the covered assets is amortized over time as determined by the terms of the contract, typically the Investment Contracts’ actual or benchmark duration. A change in duration of the covered assets or benchmark from reset period to reset period can affect the timing with which any difference is amortized. Crediting rates are reset quarterly or more often if deemed appropriate. The Investment Contracts provide a guarantee that the crediting rate will not fall below zero percent.
The Investment Contracts’ crediting rate, and hence the Fund’s return, may be affected by many factors, including purchases and redemptions by participants. The precise impact on the Investment Contracts depends on whether the market value of the covered assets is higher or lower than the contract value of those assets. If the market value of the covered assets is higher than the contract value, the crediting rate will ordinarily be higher than the yield of the covered assets. Under these circumstances, cash from new investors will tend to lower the crediting rate and the Fund’s return, and redemptions by existing participants will tend to increase the crediting rate and the Fund’s return. If the market value of the covered assets is less than the contract value, the crediting rate will ordinarily be lower than the yield of the covered assets. Under these circumstances, cash from new investors will tend to increase the crediting rate and the Fund’s return, and redemptions by existing participants will tend to decrease the crediting rate and the Fund’s return. If the Investment Contracts experience significant redemptions when the market value is below the contract value, the Investment Contracts’ crediting rate may be reduced significantly, to a level that may not be competitive with other investment options. If redemptions continued, the crediting rate could be reduced to zero. If the Investment Contracts have insufficient covered assets to meet redemption requests, the Fund would require payments from the Investment Contracts’ issuer to pay further participant redemptions.
The Fund and the Investment Contracts purchased for the Fund are designed to pay all participant-initiated transactions at contract value. Participant-initiated transactions are those transactions allowed by the provisions of the Plan (typically this would include withdrawals for benefits, loans, or transfers to non-competing funds within the Plan). However, the Investment Contracts may limit the ability of the Fund to transact at contract value upon the occurrence of certain events. At this time, the occurrence of any of these events is not probable. These events include:
•The Plan’s failure to qualify under Section 401(a) or Section 401(k) of the Internal Revenue Code.
•The establishment of a defined contribution plan that competes with the Plan for employee contributions.
•Any substantive modification of the Plan or the administration of the Plan that is not consented to by the Investment Contract issuer.
•Complete or partial termination of the Plan.
•Any change in law, regulation or administrative ruling applicable to the Plan that could have a material adverse effect on the Fund’s cash flow.
•Merger or consolidation of the Plan with another plan, the transfer of plan assets to another plan, or the sale, spin-off or merger of a subsidiary or division of the Plan sponsor.
•Any communication given to participants by the Plan sponsor or any other plan fiduciary that is designed to induce or influence participants not to invest in the Fund or to transfer assets out of the Fund.
•Exclusion of a group of previously eligible employees from eligibility in the Plan.
•Any significant retirement program, group termination, group layoff, facility closing or similar program.
•Any transfer of assets from the Fund directly to a competing option, if such transfers are prohibited.
•Bankruptcy of the plan sponsor or other plan sponsor events which cause a significant withdrawal from the Plan.
An Investment Contract issuer may terminate a contract at any time. In the event that the market value of the covered assets is below the contract value at the time of such termination, the Plan may elect to keep a contract in place to allow for the convergence of the market value and the contract value. An Investment Contract issuer may also terminate a contract if certain terms of the Investment Contract fail to be met.
Investment Contracts generally impose conditions on both the Plan and the issuer. If an event of default occurs and is not remediated, the non-defaulting party may terminate the contract. The following may cause the Plan to be in default: a breach of material obligation under the contract; a material misrepresentation; or a material amendment to the Plan agreement. The issuer may be in default if it breaches a material obligation under the Investment Contract; makes a material misrepresentation; is acquired or reorganized. If, in the event of default of an issuer, the Fund was unable to obtain a replacement investment contract, the Fund may experience losses if the market value of the Plan’s assets no longer covered by the contract is below contract value. The Fund may seek to add additional issuers over time to diversify the Fund’s exposure to such risk, but there is no assurance the Fund will be able to do so. The combination of the default of an issuer and an inability to obtain a replacement agreement could render the Fund unable to maintain contract value. The terms of an Investment Contract generally provide for settlement of payments only upon termination of the contract or total liquidation of the covered investments. Generally, payments will be made pro-rata, based on the percentage of investments covered by each issuer. Contract termination occurs whenever the contract value or market value of the covered investments reaches zero or upon certain events of default. If the contract terminates when the market value equals zero, the issuer will pay the excess of contract value over market value to the Plan to the extent necessary for the Plan to satisfy outstanding contract value withdrawal requests. Contract termination also may occur by either party upon election and notice as agreed to under the terms of the contract.
Investment Contracts value at December 31, 2025 and December 31, 2024 consisted of synthetic GICs of $6.2 billion and $6.9 billion, respectively.